Borrowings - Short-term Borrowings and Current Portion of Long-term Borrowings (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₩ 5,110,424	₩ 5,194,395
Current portion of debentures	3,719,643	3,483,134
Current borrowings and current portion of non-current borrowings	8,830,067	8,677,529
JP Morgan and others [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	118,558	146,762
HSBC and others [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₩ 4,991,866	5,047,633
Bottom of range [member] | Short-term borrowings [member] | JP Morgan and others [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	May, 2021
Maturity date	January, 2022
Interest rate (%)	0.51%
Bottom of range [member] | Short-term borrowings [member] | HSBC and others [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	January, 2021
Maturity date	January, 2022
Interest rate (%)	0.17%
Bottom of range [member] | Current portion of long-term liabilities [member] | Export-Import Bank of Korea and others [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	November, 2004
Maturity date	January, 2022
Interest rate (%)	0.70%
Bottom of range [member] | Current portion of long-term liabilities [member] | Merrill Lynch and Others [Member]
Disclosure of detailed information about borrowings [line items]
Issuance date	April, 2015
Maturity date	March, 2022
Interest rate (%)	1.29%
Top of range [member] | Short-term borrowings [member] | JP Morgan and others [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	December, 2021
Maturity date	December, 2022
Interest rate (%)	5.50%
Top of range [member] | Short-term borrowings [member] | HSBC and others [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	December, 2021
Maturity date	December, 2022
Interest rate (%)	5.35%
Top of range [member] | Current portion of long-term liabilities [member] | Export-Import Bank of Korea and others [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	June, 2021
Maturity date	December, 2022
Interest rate (%)	8.50%
Top of range [member] | Current portion of long-term liabilities [member] | Merrill Lynch and Others [Member]
Disclosure of detailed information about borrowings [line items]
Issuance date	October, 2020
Maturity date	November, 2022
Interest rate (%)	3.70%
Gross amount [member] | Export-Import Bank of Korea and others [member]
Disclosure of detailed information about borrowings [line items]
Current portion of debentures	₩ 992,154	1,067,338
Gross amount [member] | Merrill Lynch and Others [Member]
Disclosure of detailed information about borrowings [line items]
Current portion of debentures	2,731,321	2,417,339
Discount on debentures [member]
Disclosure of detailed information about borrowings [line items]
Current portion of debentures	₩ (3,832)	₩ (1,543)